Fair Value Measurements (Narrative) (Details) - Collective Trust Fund [Member] - EBP 104 [Member] - Assets Measured At NAV [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Fair Value, Investment, NAV, Redemption, Notice Period	0 years
EBP, Fair Value, Investment, NAV, Unfunded Commitment	$ 0